PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited)
1
Voya MidCap Opportunities Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.9%
Communication Services : 5.5%
27,299
(1)
Reddit, Inc. - Class A
$ 6,144,459
0.8
190,125
(1)
Roblox Corp. - Class A
23,687,674
3.3
42,237
(1)
Take-Two Interactive
Software, Inc.
9,852,625
1.4
39,684,758
5.5
Consumer Discretionary : 21.6%
144,253
(1)
Birkenstock Holding
PLC
7,519,909
1.0
30,931
(1)
Burlington Stores, Inc.
8,991,023
1.3
15,843
(1)
Carvana Co.
5,892,329
0.8
238,420
(1)
Coupang, Inc.
6,814,044
0.9
20,320
Domino's Pizza, Inc.
9,312,656
1.3
226,179
(1)
DraftKings, Inc. - Class
A
10,852,068
1.5
46,932  Hilton Worldwide
Holdings, Inc.
12,956,048
1.8
165,491
(1)
On Holding AG - Class
A
7,460,334
1.0
84,059  Royal Caribbean
Cruises Ltd.
30,531,910
4.2
72,022
(1)
SharkNinja, Inc.
8,423,693
1.2
93,858
Tapestry, Inc.
9,556,622
1.3
53,511
Texas Roadhouse, Inc.
9,233,323
1.3
235,629
Tractor Supply Co.
14,552,447
2.0
26,073
Williams-Sonoma, Inc.
4,906,678
0.7
28,621
Wingstop, Inc.
9,391,122
1.3
156,394,206
21.6
Consumer Staples : 3.1%
77,336
(1)
Celsius Holdings, Inc.
4,862,887
0.7
50,885
(1)
Dollar Tree, Inc.
5,555,115
0.8
37,895
(1)
e.l.f. Beauty, Inc.
4,736,875
0.6
162,287
Kenvue, Inc.
3,360,964
0.5
50,683
McCormick & Co., Inc.
3,566,563
0.5
22,082,404
3.1
Energy : 2.7%
80,330  Chesapeake Energy
Corp.
7,774,338
1.1
42,837
Targa Resources Corp.
7,186,335
1.0
128,795
TechnipFMC PLC
4,734,504
0.6
19,695,177
2.7
Financials : 8.8%
714,346
Blue Owl Capital, Inc.
13,229,688
1.8
5,540
(1)
Coinbase Global, Inc.
- Class A
1,687,152
0.2
187,163
Lazard, Inc.
10,698,237
1.5
58,135
(1)
Robinhood Markets,
Inc. - Class A
6,047,784
0.8
328,762
SLM Corp.
10,283,675
1.4
75,480
Synchrony Financial
5,762,143
0.8
121,300
(1)
Toast, Inc. - Class A
5,470,630
0.8
86,599  Tradeweb Markets,
Inc. - Class A
10,682,853
1.5
63,862,162
8.8
Health Care : 15.4%
87,221
Alcon, Inc.
6,961,108
1.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
43,480
(1)
Alnylam
Pharmaceuticals, Inc.
$ 19,414,255
2.7
78,758  AmerisourceBergen
Corp.
22,966,620
3.2
78,060
(1)
Doximity, Inc. - Class A
5,303,396
0.7
26,652
(1)
IDEXX Laboratories,
Inc.
17,246,243
2.4
2,937
(1)
Mettler-Toledo
International, Inc.
3,821,155
0.5
79,765
(1)
MoonLake
Immunotherapeutics
4,446,899
0.6
25,205
Quest Diagnostics, Inc.
4,578,236
0.6
29,191
(1)
Repligen Corp.
3,570,643
0.5
47,019
(1)
Veeva Systems, Inc.
- Class A
12,657,515
1.7
125,201
(1)
Vera Therapeutics, Inc.
2,709,350
0.4
95,902
(1)(2)
Viking Therapeutics,
Inc.
2,594,149
0.4
17,363
(1)
Waters Corp.
5,240,153
0.7
111,509,722
15.4
Industrials : 20.3%
23,095  Applied Industrial
Technologies, Inc.
6,087,380
0.8
20,997
(1)
Axon Enterprise, Inc.
15,690,848
2.2
44,894
(1)
Builders FirstSource,
Inc.
6,225,900
0.9
27,230  Comfort Systems USA,
Inc.
19,153,037
2.6
22,291
HEICO Corp.
6,955,238
1.0
115,392  Howmet Aerospace,
Inc.
20,089,747
2.8
86,863  Johnson Controls
International PLC
9,284,786
1.3
165,097
(1)
Kratos Defense &
Security Solutions, Inc.
10,869,986
1.5
125,921
Leonardo DRS, Inc.
5,245,869
0.7
59,385
(1)(2)
Rocket Lab Corp.
2,886,111
0.4
89,747
(1)
Trex Co., Inc.
5,531,108
0.8
65,287
Verisk Analytics, Inc.
17,504,750
2.4
54,702  Vertiv Holdings Co.
- Class A
6,977,240
1.0
13,945
WW Grainger, Inc.
14,133,258
1.9
146,635,258
20.3
Information Technology : 16.5%
7,274
(1)
AppLovin Corp. - Class
A
3,481,264
0.5
46,132
(1)
Astera Labs, Inc.
8,405,250
1.2
22,942
(1)
Atlassian Corp. - Class
A
4,078,629
0.6
92,348
(1)
Cloudflare, Inc. - Class
A
19,273,951
2.7
114,632
(1)(2)
Core Scientific, Inc.
1,644,969
0.2
6,662
(1)
Crowdstrike Holdings,
Inc. - Class A
2,822,689
0.4
97,265
(1)
Datadog, Inc. - Class A
13,294,180
1.8
51,202
(1)
DocuSign, Inc.
3,925,145
0.5
2,789
(1)
Fair Isaac Corp.
4,243,854
0.6

PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)

Voya MidCap Opportunities Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
39,316
(1)
GoDaddy, Inc. - Class
A
$ 5,830,956
0.8
18,686
(1)
HubSpot, Inc.
9,028,515
1.2
106,974
(1)
Klaviyo, Inc. - Class A
3,470,237
0.5
16,448
(1)
Monday.com Ltd.
3,174,464
0.4
19,597  Monolithic Power
Systems, Inc.
16,378,389
2.3
60,311
(1)
Rambus, Inc.
4,449,143
0.6
16,531
(1)
SiTime Corp.
3,995,047
0.6
39,637
(1)
Snowflake, Inc. - Class
A
9,459,766
1.3
52,845
(1)
Super Micro Computer,
Inc.
2,195,181
0.3
119,151,629
16.5
Materials : 0.7%
17,874
Vulcan Materials Co.
5,204,194
0.7
Real Estate : 1.8%
56,540
Boston Properties, Inc.
4,099,715
0.5
54,664
Welltower, Inc.
9,198,858
1.3
13,298,573
1.8
Utilities : 2.5%
97,265
Vistra Corp.
18,393,784
2.5
Total Common Stock
(Cost $626,250,076)
715,911,867
98.9
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.2%
Repurchase Agreements : 0.8%
1,561,372
(3)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
08/29/2025, 4.340%,
due 09/02/2025
(Repurchase
Amount $1,562,115,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.000%-
7.500%, Market Value
plus accrued interest
$1,592,599, due
04/23/27-07/20/65)
1,561,372
0.2
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,561,372
(3)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
08/29/2025, 4.340%,
due 09/02/2025
(Repurchase
Amount $1,562,115,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.000%-
6.500%, Market Value
plus accrued interest
$1,592,599, due
06/01/28-06/01/64)
$ 1,561,372
0.2
79,563
(3)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
08/29/2025, 4.330%,
due 09/02/2025
(Repurchase Amount
$79,601, collateralized
by various U.S.
Government
Securities, 0.000%-
1.625%, Market
Value plus accrued
interest $81,154, due
04/15/27-08/15/53)
79,563
0.0
654,576
(3)
J.P. Morgan Securities
LLC, Repurchase
Agreement dated
08/29/2025, 4.330%,
due 09/02/2025
(Repurchase
Amount $654,887,
collateralized
by various U.S.
Government
Securities, 4.500%,
Market Value plus
accrued interest
$667,668, due
12/31/31)
654,576
0.1

PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)

Voya MidCap Opportunities Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
555,266
(3)
Natwest Markets
Securities Inc.,
Repurchase
Agreement dated
08/29/2025, 4.330%,
due 09/02/2025
(Repurchase
Amount $555,529,
collateralized
by various U.S.
Government
Securities, 2.875%-
4.625%, Market
Value plus accrued
interest $566,371, due
06/30/27-02/15/35)
$ 555,266
0.1
1,577,982
(3)
State Of Wisconsin
Investment Board,
Repurchase
Agreement dated
08/29/2025, 4.430%,
due 09/02/2025
(Repurchase
Amount $1,578,748,
collateralized
by various U.S.
Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$1,607,047, due
10/15/26-02/15/54)
1,577,982
0.2
Total Repurchase
Agreements
(Cost $5,990,131)
5,990,131
0.8
Time Deposits : 0.2%
160,000
(3)
Canadian Imperial
Bank of Commerce,
4.320
%,
09/02/2025 160,000
0.0
160,000
(3)
DZ Bank AG,
4.310
%,
09/02/2025 160,000
0.0
160,000
(3)
Landesbank
Hessen Thueringen
Girozentrale,
4.320
%,
09/02/2025 160,000
0.1
160,000
(3)
Mizuho Bank Ltd.,
4.330
%,
09/02/2025 160,000
0.1
160,000
(3)
NRW Bank,
4.330
%,
09/02/2025 160,000
0.0
160,000
(3)
Societe Generale S.A.,
4.330
%,
09/02/2025 160,000
0.0
Total Time Deposits
(Cost $960,000)
960,000
0.2
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 1.2%
8,824,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.190%
(Cost $8,824,000) $ 8,824,000 1.2
Total Short-Term
Investments
(Cost $15,774,131)
$ 15,774,131
2.2
Total Investments in
Securities
(Cost $642,024,207) $ 731,685,998 101.1
Liabilities in Excess
of Other Assets (7,827,149) (1.1)
Net Assets $ 723,858,849 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of August 31, 2025.

PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)

Voya MidCap Opportunities Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2025
Asset Table
Investments, at fair value
Common Stock* $ 715,911,867 $ — $ — $ 715,911,867
Short-Term Investments 8,824,000 6,950,131 — 15,774,131
Total Investments, at fair value $ 724,735,867 $ 6,950,131 $ — $ 731,685,998
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 116,254,920
Gross Unrealized Depreciation (26,593,129)
Net Unrealized Appreciation $ 89,661,791